Summary of significant accounting policies (Details) ¥ in Millions															1 Months Ended		12 Months Ended
	Nov. 22, 2020	Sep. 17, 2020 USD ($)	Jun. 29, 2020 USD ($)	Apr. 26, 2019 USD ($)	Apr. 16, 2019	Apr. 15, 2019 USD ($)	Mar. 19, 2018 USD ($)	Dec. 01, 2017 USD ($)	Dec. 01, 2017 USD ($)	Nov. 30, 2017	Nov. 22, 2017 USD ($)	Feb. 28, 2017 USD ($)	Aug. 30, 2016 USD ($)	Aug. 30, 2016 USD ($)	Nov. 30, 2017	Feb. 28, 2017 USD ($)	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 USD ($)	Jun. 29, 2020 CNY (¥)	May 20, 2019 USD ($)	Jan. 20, 2019 USD ($)	Aug. 14, 2018 USD ($)	Mar. 21, 2017 USD ($)	Dec. 28, 2015 USD ($)	Jul. 12, 2013 USD ($)
Cash and cash equivalents:
Cash and cash equivalents																	$ 926,809,581	$ 662,606,063	$ 674,141,554
Restricted cash																	83,613,204	270,714,930
Restricted Cash and Cash Equivalents, Noncurrent																	232,134,183	112,998,481
Asset Impairment Charges																	0	0	$ 0
Amounts included in the customer deposits balance at the beginning of the year																	439,003,168
Allowance for Doubtful Accounts Receivable																	4,099,011
Allowance for credit loss																	12,609,405
Allowance for doubtful other receivable																	1,908,929
Allowance for suppliers																	$ 0	$ 0
Retirement benefits
Employer match of eligible compensation of employees, percent of average salary																	40.00%	40.00%	45.00%
Retirement benefits expense																	$ 11,781,673	$ 20,420,474	$ 18,422,330
Required repatriation																	10.00%
Minimum percentage of Statutory Surplus Reserve																	50.00%
Advertising and promotion expenses																	$ 41,972,661	62,341,805	$ 56,575,316
Contract cost withholding term																	12 months
Recognized ROU assets																	$ 8,516,756	11,801,491
Total lease liabilities (including current and non-current) for operating lease																	8,457,933
Operating Lease, Liability, Current																	$ 5,298,153	$ 4,873,897
Warranty term																	3 months
Share Repurchase Program
Treasury shares, shares | shares																	54,977,586	52,850,536
Treasury stock, value																	$ 116,061,577	$ 113,719,964
Selling and Marketing Expense [Member]
Cash and cash equivalents:
Capitalized Contract Cost, Amortization																	$ 8,900,000	14,900,000
Minimum [Member]
Notes payable and other payables
Estimated useful lives of the real estate properties held for lease																	20
Retirement benefits
Required percentage of Statutory Reserve prior to distributions																	25.00%
LAT Progressive Rate																	30.00%
Contract cost withholding term																	2 years
Warranty term																	2 months
Maximum [Member]
Notes payable and other payables
Estimated useful lives of the real estate properties held for lease																	60 years
Retirement benefits
LAT Progressive Rate																	60.00%
Contract cost withholding term																	5 years
Warranty term																	3 years
Percentage of contract cost withheld																	5.00%
Share Repurchase Program
Stock repurchase program authorized amount																					$ 50,000,000		$ 50,000,000	$ 40,000,000	$ 40,000,000	$ 60,000,000
ASU 2016-02
Retirement benefits
Recognized ROU assets																	$ 8,500,000					$ 15,000,000.0
Total lease liabilities (including current and non-current) for operating lease																	8,500,000					$ 14,400,000
Operating Lease, Liability, Current																	$ 5,300,000
August 2019 Senior Notes due on August 30, 2019 at 8.125% [Member]
Senior Secured Notes
Debt issuance date													Aug. 30, 2016	Aug. 30, 2016
Debt instrument, aggregate principal amount													$ 300,000,000	$ 300,000,000
Maturity date														Aug. 30, 2019
Bears interest													8.125%	8.125%
February 2021 Senior notes due on February 28, 2021 at 7.75% [Member]
Notes payable and other payables
Debt term												4 years
Senior Secured Notes
Debt issuance date												Feb. 28, 2017				Feb. 28, 2017
Debt instrument, aggregate principal amount												$ 300,000,000				$ 300,000,000
Maturity date												Feb. 28, 2021				Feb. 28, 2021	Feb. 28, 2021
Bears interest												7.75%				7.75%	7.75%
November 2020 Senior Secured notes due on November 22, 2020 at 8.875% [Member]
Notes payable and other payables
Debt term	3 years							3 years
Senior Secured Notes
Debt issuance date									Dec. 01, 2017	Nov. 22, 2017	Nov. 22, 2017
Debt instrument, aggregate principal amount								$ 100,000,000	$ 100,000,000		$ 200,000,000
Maturity date								Nov. 22, 2020							Nov. 22, 2020		Nov. 22, 2020
Bears interest										8.875%	8.875%				8.875%		8.875%
March 2020 Senior Secured Notes due on March 12, 2020 at 9.875% [Member]
Notes payable and other payables
Debt term							2 years
Senior Secured Notes
Debt issuance date							Mar. 19, 2018
Debt instrument, aggregate principal amount							$ 200,000,000
Maturity date							Mar. 19, 2020										Mar. 12, 2020
Bears interest							9.875%										9.875%
October 2021 Senior Secured Notes due on October 16, 2021 at 14.20% [Member]
Notes payable and other payables
Debt term				2 years 6 months		2 years 6 months
Senior Secured Notes
Debt issuance date				Apr. 26, 2019		Apr. 15, 2019
Debt instrument, aggregate principal amount				$ 100,000,000		$ 200,000,000
Maturity date				Oct. 15, 2021	Oct. 15, 2021	Oct. 15, 2021											Oct. 16, 2021
Bears interest				14.20%		14.20%											14.20%
June 2022 Senior Secured Notes Due On June 29 2022 At 12% [Member]
Senior Secured Notes
Debt issuance date			Jun. 29, 2020
Debt instrument, aggregate principal amount			$ 75,000,000																	¥ 514.5
Maturity date			Jun. 29, 2022
Bears interest			12.00%																	12.00%
September 2022 Senior Secured Notes Due on September 17 2022 at 12 [Member]
Senior Secured Notes
Debt issuance date		Sep. 17, 2020
Debt instrument, aggregate principal amount		$ 300,000,000
Maturity date		Sep. 17, 2023
Bears interest		14.50%
Short-term bank acceptance notes [Member]
Notes payable and other payables
Notes payable																	$ 171,795,040	271,096,538
Short-term bank acceptance notes [Member] | Maximum [Member]
Notes payable and other payables
Debt term																	6 months
Withdrawal Restrictions [Member]
Cash and cash equivalents:
Restricted cash																	$ 19,892,994	32,420,073
Restricted Cash and Cash Equivalents, Noncurrent																	229,666,355	112,998,481
Restricted Cash Related to Short Term Loans [Member]
Cash and cash equivalents:
Restricted cash																	0	20,691,781
Restricted Cash Related to Long Term Loans [Member]
Cash and cash equivalents:
Restricted cash																	$ 0	$ 3,153,579